CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Nov. 30, 2018 USD ($)
Share repurchase program, authorized amount | $		$ 30,000
Repurchase of ordinary share | ¥	¥ 48,047
Share Repurchase Plan [Member]
Repurchase of ordinary shares | shares	2,317,482
American Depository Shares [Member]
Repurchase of ordinary shares | shares	1,158,741
American Depository Shares [Member] | Share Repurchase Plan [Member]
Repurchase of ordinary share | ¥	¥ 69,413